Unit-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Unit-Based Compensation
Unit Based Compensation

Note 9—Unit‑Based Compensation

Holdings’ RUAs

On May 29, 2014, the Company adopted the 2014 Membership Unit Incentive Plan (“2014 Plan”). The 2014 Plan provided for the compensation of employees, non‑employee managers and consultants of the Company and its affiliates through grants of restricted unit awards (“Holdings’ RUAs”) and incentive units (“Holdings’ Incentive Units”). As of September 30, 2016,  no Holdings’ RUAs remained available for issuance under the 2014 Plan.

At the Reorganization through September 30, 2016, the following Holdings’ RUA activity occurred related to the Company’s employees and non‑employee consultants:

•	3.4 million Holdings’ RUAs were granted to each holder of PRL RUAs as part of the Reorganization, (as defined below under the heading “PRL RUAs”);

•	3.5 million Holdings’ RUAs were granted to certain Company employees and consultants to keep their equity ownership whole as part of the Reorganization;

•

1.4 million Holdings’ RUAs were granted to certain members of Extraction management who participated in Extraction’s Net Profits Interest Bonus Plan, which was terminated on May 29, 2014 as part of the Reorganization;

•	1.9 million Holdings’ RUAs were granted to certain Company employees that were hired subsequent to the Reorganization; and

•	1.5 million Holdings’ RUAs were granted to certain officers.

Holdings’ RUAs vested over a three‑year service period, with 25%,  25% and 50% of the units vesting in year one, two and three, respectively. The vesting period for the 3.4 million Holdings’ RUAs granted to holders of PRL RUAs was carried over from the original PRE RUA grants; as such, 0.2 million Holdings’ RUAs were vested on May 29, 2014. The vesting period for all other Holdings’ RUAs begins on the grant date. During September 2016, vesting was accelerated on all of the Holdings’ RUAs, as such, as of September 30, 2016, all Holdings’ RUAs were fully vested. The Company estimated fair value of the RUAs on their grant date based upon estimated volatility, market comparable risk free rate, estimated forfeiture rate and a discount for lack of marketability. Grant date fair value was determined based on the value of the Company’s Equity Units on the date of the grant. Due to a lack of historical data, the Company used the experience of other entities in the same industry to estimate a forfeiture rate. Expected forfeitures are then included as part of the grant date estimate of compensation cost.

The Company recorded $12.2 million and $14.5 million of unit-based compensation costs related to Holdings’ RUA grants for the three and nine months ended September 30, 2016 , respectively, as compared to $1.3 million and $4.1 million for the three and nine months ended September 30, 2015, respectively. These costs are included in the consolidated statements of operations within the general and administrative expenses line item. No tax benefit related to unit‑based compensation was recognized in the consolidated statements of operations and no unit‑based compensation was capitalized for the three and nine months ended September 30, 2016 and 2015. As of September 30, 2016, there was no unrecognized compensation cost related to unvested Holdings’ RUAs granted to employees as all Holdings’ RUAs were fully vested at September 30, 2016.

Of the 3.4 million Holdings’ RUAs granted to holders of PRL RUAs in connection with the Reorganization, 1.3 were granted to PRL employees or consultants. The Company does not record any unit‑based compensation expense related to these awards because PRL employees or consultants do not provide services to the Company.

Of the 3.5 million Holdings’ RUAs granted to certain employees and consultants to keep their equity ownership whole as part of the Reorganization, 1.3 were granted to PRL employees or consultants. The Company does not record any unit‑based compensation expense related to these awards because PRL employees or consultants do not provide services to the Company.

The following table summarizes the Holdings’ RUA activity from the January 1, 2015 through September 30, 2016 and provides information for Holdings’ RUAs outstanding at the dates indicated:

		Weighted
		Average
	Number of	Grant Date
	Shares	Fair Value
Non-vested RUAs at January 1, 2015	9,365,896	$2.22
Granted	196,047	$2.68
Forfeited	(53,063)	$2.21
Vested	(3,197,638)	$2.22
Non-vested RUAs at December 31, 2015	6,311,242	$2.23
Granted	1,531,542	$5.84
Forfeited	(181,817)	$2.68
Vested	(7,660,967)	$2.94
Non-vested RUAs at September 30, 2016	—	$—

PRL RUAs

Prior to the Reorganization, PRL granted RUAs to certain employees, including Extraction employees (“PRL RUAs”). Subsequent to the Reorganization, Extraction’s employees retained the PRL RUAs. PRL RUAs vest over a three year service period, with 25%,  25% and 50% of the units vesting in year one, two and three, respectively. Grant date fair value was determined based on the value of PRL’s Equity Units on the date of the grant. PRL uses its past experience to estimate a forfeiture rate and expected forfeitures are included as part of the grant date estimate of compensation cost.

The Company recorded $0.1 million and $0.4 million of unit- based compensation costs related to PRL RUA grants for the three and nine months ended September 30, 2016, respectively, as compared to $0.2 million and $0.6 million for the three and nine months ended September 30, 2015, respectively. These costs are included in the consolidated statements of operations within the general and administrative expenses line item. As of September 30, 2016, there was $0.1 million of total unrecognized compensation cost related to unvested PRL RUAs granted to employees that is expected to be recognized over a weighted‑average period of 0.2 years.

Holdings’ Incentive Units

In accordance with the 2014 Plan and the Holdings LLC Agreement, Holdings issued incentive units to certain members of management in the fourth quarter of 2015. As of September 30, 2016,  3.0 million Holdings’ Incentive Units have been issued. No Holdings’ Incentive Units were issued during 2016. All of Holdings’ Incentive Units are non‑voting and subject to certain vesting and performance conditions. The Holdings’ Incentive Units vested over a three year service period, with 25%,  25% and 50% of the units vesting in year 1, year 2 and year 3, respectively (with vesting between the first and third anniversaries occurring pro-rata based on the number of full months elapsed since the last vesting date), and in full upon a change of control, as defined in the Holdings LLC Agreement. The Holdings’ Incentive Units are accounted for as liability awards under ASC 718, Compensation—Stock Compensation, with compensation expense based on period‑end fair value. No incentive compensation expense was recorded for the three and nine months ended September 30, 2016 and 2015, because it was not probable that the performance criterion would be met.

In anticipation of the IPO, the Board of Managers of Holdings accelerated the vesting of the Holdings’ Incentive Units in September 2016. During the fourth quarter of 2016, the Company’s IPO and change of control triggered the conversion of these units into approximately 9.1 million common shares of the Company based on the 10-day volume weighted average price of the Company’s commons stock following its IPO as set forth in the 2014 Plan and the Holdings LLC Agreement. The Company will recognize approximately $172.1 million in non-cash, share-based compensation expense in the fourth quarter of 2016 in connection with the conversion of the Holdings’ Incentive Units into the Company’s common stock.

Long Term Incentive Plan

In October 2016, the Board of Managers adopted the Extraction Oil & Gas, Inc. 2016 Long Term Incentive Plan (the “2016 Plan” or “LTIP”), pursuant to which employees, consultants, and directors of the Company and its affiliates performing services for the Company are eligible to receive awards. The 2016 Plan provides for the grant of stock options, stock appreciation rights, restricted stock, restricted stock units, bonus stock, dividend equivalents, other stock-based awards, substitute awards, annual incentive awards, and performance awards intended to align the interests of participants with those of stockholders. In accordance with the terms of the LTIP, 20.2 million shares of common stock have been reserved for issuance pursuant to awards under the LTIP. In October 2016, and in connection with our Offering, XOG granted awards under the LTIP to certain directors and officers.

Note 10—Unit-Based Compensation

Holdings’ RSU’s

On May 29, 2014, the Company adopted the 2014 Membership Unit Incentive Plan (“2014 Plan”). The 2014 Plan provides for the compensation of employees, non-employee managers and consultants of the Company and its affiliates through grants of restricted stock units (“Holdings’ RSUs”) and incentive units. As of December 31, 2015, 1.3 million Holdings’ RSUs remained available for issuance under the 2014 Plan.

At the Reorganization through December 31, 2015, the following Holdings’ RSU activity occurred related to the Company’s employees and non-employee consultants:

•3.4 million Holdings’ RSUs were granted to each holder of PRL RSUs as part of the Reorganization, (as defined below under the heading “PRL RSUs”);

•3.5 million Holdings’ RSUs were granted to certain Company employees and consultants to keep their equity ownership whole as part of the Reorganization; and,

•1.4 million Holdings’ RSUs were granted to certain members of Extraction management who participated in Extraction’s Net Profits Interest Bonus Plan, which was terminated on May 29, 2014 as part of the Reorganization.

•1.9 million Holdings’ RSUs were granted to certain Company employees that were hired subsequent to the Reorganization.

Holdings’ RSUs vest over a three-year service period, with 25%,  25% and 50% of the units vesting in year one, two and three, respectively. The vesting period for the 3.4 million Holdings’ RSUs granted to holders of PRL RSUs was carried over from the original PRE RSU grants; as such, 0.2 million Holdings’ RSUs were vested on May 29, 2014. The vesting period for all other Holdings’ RSUs begins on the grant date. The Company estimates fair value of the RSU’s on their grant date based upon estimated volatility, market comparable risk free rate, estimated forfeiture rate and a discount for lack of marketability. Grant date fair value was determined based on the value of the Company’s Equity Units on the date of the grant. Due to a lack of historical data, the Company uses the experience of other entities in the same industry to estimate a forfeiture rate. Expected forfeitures are then included as part of the grant date estimate of compensation cost.

The Company recorded $5.3 million and $3.7 million of unit-based compensation costs related to Holding’ RSU grants for the years ended December 31, 2015 and 2014, respectively. No tax benefit related to unit-based compensation was recognized in the consolidated statements of operations and no unit-based compensation was capitalized for the years ended December 31, 2015 and 2014. As of December 31, 2015, there was $5.5 million of total unrecognized compensation cost related to unvested Holdings’ RSUs granted to employees that is expected to be recognized over a weighted-average period of 1.3 years and $0.4 million of total unrecognized compensation cost related to unvested Holdings’ RSUs granted to non-employee consultants that is expected to be recognized over a weighted-average period of 1.1 years.

Of the 3.4 million Holdings’ RSUs granted to holders of PRL RSUs in connection with the Reorganization, 1.3 were granted to PRL employees or consultants. The Company does not record any unit-based compensation expense related to these awards because PRL employees or consultants do not provide services to the Company.

Of the 3.5 million Holdings’ RSUs granted to certain employees and consultants to keep their equity ownership whole as part of the Reorganization, 1.3 were granted to PRL employees or consultants. The Company does not record any unit-based compensation expense related to these awards because PRL employees or consultants do not provide services to the Company.

The following table summarizes the Holdings’ RSU activity from the Reorganization through December 31, 2015 and provides information for Holdings’ RSU’s outstanding at the dates indicated:

	Number of Shares	Weighted Average Grant Date Fair Value
Non-vested RSUs at May 29, 2014	8,353,616	$2.21
Granted	1,705,000	$2.25
Forfeited	(21,826)	$2.21
Vested	(670,894)	$2.21
Non-vested RSUs at January 1, 2015	9,365,896	$2.22
Granted	196,047	$2.68
Forfeited	(53,063)	$2.21
Vested	(3,197,638)	$2.22
Non-vested RSUs at December 31, 2015	6,311,242	$2.23

PRL RSU’s

Prior to the Reorganization, PRL granted RSU’s to certain employees, including Extraction employees (“PRL RSUs”). Subsequent to the Reorganization, Extraction’s employees retained the PRL RSU’s. PRL RSUs vest over a three-year service period, with 25%,  25% and 50% of the units vesting in year one, two and three, respectively. Grant date fair value was determined based on the value of PRL’s Equity Units on the date of the grant. PRL uses its past experience to estimate a forfeiture rate and expected forfeitures are included as part of the grant date estimate of compensation cost.

The Company recorded $0.8 million and $0.8 million of unit-based compensation costs related to PRL RSU grants for the years ended December 31, 2015 and 2014, respectively. As of December 31, 2015, there was $0.5 million of total unrecognized compensation cost related to unvested PRL RSUs granted to employees that is expected to be recognized over a weighted-average period of 0.4 years.

Holdings’ Incentive Units

In accordance with the 2014 Plan and the Holdings LLC Agreement, Holdings issued incentive units to certain members of management in 2015. As of December 31, 2015, 3.0 million of incentive units had been issued. No incentive units were issued prior to 2015.

All of the incentive units are non-voting and subject to certain vesting and performance conditions. The incentive units vest over a three year service period, with 25%,  25% and 50% of the units vesting in year 1, year 2 and year 3, respectively, and in full upon a change of control, as defined in the Holdings LLC Agreement. The incentive units are accounted for as liability awards under ASC 718, Compensation—Stock Compensation, with compensation expense based on period-end fair value. No incentive compensation expense was recorded during the year ended December 31, 2015, because it was not probable that the performance criterion would be met.